Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes Tables Abstract
Schedule of provision of income taxes
	December 31, 2018	December 31, 2017
Current Federal and State	$(85,000)	$-
Deferred Federal and State	(697,000)	(1,091,000)
Total (benefit) provision for income taxes	$(782,000)	$(1,091,000)

Schedule of reconciliation effective income tax rate

	December 31, 2018	December 31, 2017
Federal tax	21.0%	34.0%
State tax	8.1%	6.8%
Gain on bargain purchase	5.8%	34.0%
Permanent items	(2.2)%	(0.2)%
Rate change from TCJA	4.3%	31.8%
Other	(2.3)%	34.0%
Effective income tax rate	34.7%	72.1%

Schedule of deferred tax assets and liabilities

	December 31, 2018	December 31, 2017
Deferred tax assets
Receivables	$8,000	$4,000
Accrued management fee	58,000	-
Inventory obsolesce	29,000	-
Other	7,000	-
Loss carryforward	473,000	217,000
Total deferred tax assets	$575,000	$221,000

Deferred tax liabilities
Fixed assets	$(940,000)	$(1,209,000)
IRC Sec 481 Change in Accounting Method	-	-
Total deferred tax liabilities	$(940,000)	$(1,209,000)
	-	-
Total net deferred income tax liabilities	$(365,000)	$(988,000)

Schedule of unrecognized tax benefits

	December 31, 2018	December 31, 2017
Gross unrecognized tax benefit at the beginning of the year	$126,000	$130,000
Increase in tax positions to the current year	-	-
Adjustment to acquisition purchase price	(120,000)	-
Decreases due to lapses in applicable statutes of limitations	(6,000)	(4,000)
Total (benefit) provision for income taxes	$-	$126,000

Schedule of prepaid and deferred tax assets and liabilities
	As of December 31,
	2018	2017
Prepaid income taxes	$173,396	$173,396
Deferred tax liability	$364,601	$988,601

	Years Ended December 31,
	2018	2017
Income tax benefit	$781,200	$1,090,088